SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flow Statement [Abstract]
Interest paid	$ 565	$ 417
Income taxes paid	$ 102	$ 118